SHARE BASED COMPENSATION (Schedule of Assumptions Used to Estimate the Fair Value of the Options) (Details) (Options [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options [Member]
Assumptions used to estimate fair value of the options [Abstract]
Average risk-free rate of return, minimum (as a percent)	1.63%	0.65%	0.68%
Average risk-free rate of return, maximum (as a percent)	1.76%	0.80%	1.19%
Weighted average expected option life	4 years 6 months	4 years 6 months	4 years 6 months
Volatility rate, minimum (as a percent)	169.77%	175.69%	83.47%
Volatility rate, maximum (as a percent)	173.01%	200.98%	98.18%
Dividend yield (as a percent)	0.00%	0.00%	0.00%